Schedule of Investments (unaudited) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds

Education — 0.0%
Conservation Fund A Nonprofit Corp.,, Series 2019, 3.47%, 12/15/29	$2,777	$3,000,042

Health Care Providers & Services — 0.8%
Hackensack Meridian Health Inc.,
Series 2020, 2.68%, 09/01/41	32,500	32,327,235
Series 2020, 2.88%, 09/01/50	12,895	12,856,763
Methodist Hospital,, Series 20A, 2.71%, 12/01/50	17,539	17,483,182
PeaceHealth Obligated Group,, Series 2018, 4.79%, 11/15/48	232	308,868
Sutter Health,, Series 2018, 3.70%, 08/15/28	192	216,903
Tower Health,, Series 2020, 4.45%, 02/01/50	5,559	4,912,082

		68,105,033

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp.,, Series 2020, 2.87%, 02/01/30	18,537	17,704,466

Total Corporate Bonds — 1.0% (Cost: $90,230,188)		88,809,541

Municipal Bonds

Alabama — 0.4%
Alabama Special Care Facilities Financing Authority- Birmingham AL, RB
5.75%, 06/01/35	1,200	1,216,296
5.75%, 06/01/45	2,145	2,131,251
6.00%, 06/01/50	2,700	2,711,988
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Sub-Lien, 7.00%, 10/01/51	3,000	3,538,350
Series D, Sub-Lien, 6.50%, 10/01/53	15,110	17,546,790
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(a)	7,395	7,833,745

		34,978,420

Alaska — 0.2%
Alaska Housing Finance Corp., RB, S/F Housing, Series A, 3.70%, 12/01/38	4,185	4,548,844
State of Alaska International Airports System, Refunding RB Series B, 5.00%, 10/01/32	5,000	5,761,900
Series B, 5.00%, 10/01/34	5,000	5,725,050

		16,035,794

Arizona — 3.1%
Arizona Health Facilities Authority, RB, Series B, 1.01%, 01/01/37(b)	50,000	44,883,800
Arizona Health Facilities Authority, Refunding RB 5.00%, 12/01/39	5,000	5,638,350
Series A, 5.00%, 02/01/42	5,000	5,262,650
Arizona Industrial Development Authority, RB (a) 5.00%, 07/01/39	1,335	1,384,275
5.00%, 07/01/49	2,075	2,129,552
7.10%, 01/01/55	3,350	3,210,774
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	77,994	81,207,724
City of Phoenix Civic Improvement Corp., RB 5.00%, 07/01/44	10,000	12,102,100
5.00%, 07/01/49	10,000	11,939,000

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp., RB (continued)
Series B, AMT, 5.00%, 07/01/49	$10,000	$11,725,300
City of Phoenix Civic Improvement Corp., Refunding RB 1.46%, 07/01/28	2,000	1,999,640
Series B, 5.00%, 07/01/38	5,000	6,007,200
Series D, 5.00%, 07/01/37	10,000	11,952,100
Industrial Development Authority of the City of Phoenix, RB(a) Series A, 6.50%, 07/01/34	965	1,056,839
Series A, 5.00%, 07/01/36	7,315	7,724,932
Series A, 5.00%, 07/01/41	10,075	10,519,509
Series A, 6.75%, 07/01/44	1,690	1,839,041
Industrial Development Authority of the City of Phoenix, Refunding RB (a)
5.00%, 07/01/35	5,000	5,204,040
5.00%, 07/01/45	9,780	9,966,961
Series A, 5.00%, 07/01/35	1,775	1,834,338
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/36(a)	250	267,910
Series C, 0.65%, 01/01/35(c)	4,865	4,864,941
Series D, 5.00%, 01/01/46(c)	10,000	12,296,800
McAllister Academic Village LLC, Refunding RB 5.00%, 07/01/30	5,000	6,094,750
5.00%, 07/01/32	5,000	6,031,800
5.00%, 07/01/34	5,000	5,979,000

		273,123,326

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	37,355	37,579,877

California — 6.0%
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	6,023,600
5.00%, 02/01/37	5,000	6,007,900
Series A, 5.00%, 08/15/51	10,000	10,692,900
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/42	5,000	5,678,400
Series A, 5.00%, 08/15/47	10,000	11,257,800
Sub-Series A-2, 5.00%, 11/01/47	10,000	15,707,600
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	19	21,623
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	13,645,100
California Infrastructure & Economic Development Bank, Refunding RB, 5.00%, 11/01/41	10,000	11,207,300
California Municipal Finance Authority, RB
5.38%, 07/01/34(a)	1,000	1,041,040
5.63%, 07/01/44(a)	2,760	2,857,814
6.00%, 07/01/44	1,960	2,038,733
Series A, 6.00%, 08/01/44(a)	330	348,863
Series A, 6.13%, 08/01/49(a)	285	301,613
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,066,520
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,240,200

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB(a)
AMT, 5.00%, 07/01/30	$4,000	$4,198,800
AMT, 5.00%, 07/01/37	25,000	25,865,500
AMT, 5.00%, 11/21/45	50,000	51,653,500
California School Finance Authority, RB(a)
Series A, 6.50%, 11/01/34	1,015	1,114,744
Series A, 6.75%, 11/01/45	1,395	1,522,880
California Statewide Communities Development
Authority, RB, Series A, 5.00%, 04/01/42	5,000	5,309,600
California Statewide Communities Development
Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,288,387
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,633,515
City of Los Angeles Department of Airports,
Refunding RB, Series B, 5.00%, 05/15/35	10,000	10,716,700
Coachella Valley Unified School District, GO,
Series F, (BAM), 5.00%, 08/01/46	10,000	11,840,300
Golden State Tobacco Securitization Corp.,
Refunding RB
Series A, (AGM), 5.00%, 06/01/40	5,000	5,858,800
Series A-1, 5.00%, 06/01/25	5,000	5,910,800
Series A-1, 5.00%, 06/01/27	5,000	6,199,850
Series A-1, 5.00%, 06/01/28	5,000	6,166,300
Series A-1, 5.00%, 06/01/29	10,000	12,216,800
Series A-1, 5.00%, 06/01/30	6,955	8,616,689
Series A-1, 5.00%, 06/01/31	5,630	6,921,860
Series A-1, 5.00%, 06/01/47	19,555	20,037,617
Series A-1, 5.25%, 06/01/47	9,085	9,344,286
Series A-2, 5.00%, 06/01/47	21,130	21,651,700
Los Angeles Department of Water, RB, Series B, 5.00%, 07/01/43	10,000	10,759,500
Modesto Irrigation District, RB, (NPFGC), 0.80%, 09/01/37(b)	10,000	10,013,030
Norman Y Mineta San Jose International Airport
SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/23	5,000	5,529,300
Northern California Gas Authority No. 1, RB,
Series B, 0.92%, 07/01/27(b)	4,580	4,500,885
Port of Oakland, Refunding RB, Series O, AMT, 5.00%, 05/01/23	5,000	5,148,300
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B, (NPFGC), 0.70%, 12/01/35(b)	100,000	85,555,100
Sacramento County Water Financing Authority, RB,
Series B, (NPFGC), 0.72%, 06/01/34(b)	10,000	8,679,370
San Diego Association of Governments, RB, 5.00%, 11/15/24	10,000	11,340,700
San Francisco City & County Airport Comm-San
Francisco International Airport, Refunding RB
Series F, 5.00%, 05/01/50.	10,000	12,218,500
Series A, AMT, 5.00%, 05/01/44	10,000	11,187,900
San Francisco City & County Redevelopment
Agency Successor Agency, TA(a)
Series D, 3.00%, 08/01/21	980	993,485
Series D, 0.00%, 08/01/26(d)	1,170	893,833
Series D, 0.00%, 08/01/43(d)	20,000	5,998,000
State of California Department of Water Resources,
Refunding RB, Series BC, 1.41%, 12/01/29	4,600	4,631,740

Security	Par (000)	Value

California (continued)
State of California, Refunding GO 5.00%, 10/01/29	$7,150	$9,730,292
5.00%, 11/01/32	10,000	13,000,200
University of California, RB, Series BG, 1.32%, 05/15/27	7,755	7,872,333

		525,258,102

Colorado — 1.5%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(a)	4,125	4,156,226
City of Loveland Colorado Electric & Communications Enterprise Revenue, RB, Series A, (AGM), 5.00%, 12/01/44	10,000	12,385,000
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/22.	80	82,082
5.00%, 07/01/46(a)	2,000	2,039,520
Colorado Health Facilities Authority, Refunding RB
5.00%, 05/15/28(e)	5,000	6,295,600
Series A, 5.00%, 08/01/26	5,000	6,032,050
Series A, 5.00%, 08/01/27	10,000	12,307,000
Series A, 5.00%, 08/01/30	10,000	12,509,250
Series A, 5.00%, 08/01/31	5,000	6,233,650
Series A, 5.00%, 08/01/32	5,000	6,218,700
Series A, 5.00%, 08/01/35	5,000	6,157,100
Series A, 5.00%, 08/01/36	10,000	12,277,300
Series A, 5.00%, 08/01/38	5,000	6,102,450
Series A, 5.00%, 08/01/39	5,000	6,085,900
Colorado Housing and Finance Authority, RB, M/F
Housing
Series B1, Class I, 2.75%, 10/01/34	1,000	1,056,980
Series B1, Class I, 3.00%, 10/01/39	1,000	1,059,760
Series B1, Class I, 3.50%, 10/01/59	1,160	1,232,570
Series B2, Class I, 1.35%, 02/01/22	5,000	5,035,050
Colorado Housing and Finance Authority, RB, S/F
Housing
Series B, 3.75%, 05/01/50	4,940	5,448,030
Series C, Class I, (GNMA), 3.60%, 11/01/38	2,495	2,645,947
DIATC Metropolitan District, GO(a)
5.00%, 12/01/39	1,245	1,275,278
5.00%, 12/01/49	2,000	2,026,100
Fitzsimons Village Metropolitan District No. 1,
Refunding GO, Senior Lien, 5.00%, 12/01/49	1,045	1,034,268
Flying Horse Metropolitan District No. 3, Refunding
GO, 6.00%, 12/01/49(a)	2,965	2,875,072
Plaza Metropolitan District No. 1, Refunding TA, 4.00%, 12/01/23(a)	1,000	1,015,240
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,369,550
STC Metropolitan District No. 2, Refunding GO,
Series A, 4.00%, 12/01/29	1,000	978,190
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	3,010	2,784,340

		133,718,203

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding
RB
Series A-1, 2.88%, 11/15/30	5,700	6,002,898
Sub-Series F-1, 3.90%, 11/15/44	1,500	1,581,495

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Sub-Series A-1, 2.45%, 05/15/38	$2,200	$2,240,392
Sub-Series A-1, 3.50%, 11/15/45	12,570	13,956,722
Sub-Series C-1, 3.63%, 11/15/38	9,775	10,673,420
Connecticut State Health & Educational Facilities Authority, RB
Series A-1, 5.00%, 10/01/54(a)	4,570	4,504,786
Series T-2, 5.00%, 07/01/29	10,000	13,613,200
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	123,303	20,344,935
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	10,630	10,144,315
Mohegan Tribe of Indians of Connecticut, RB,
Series A, 6.75%, 02/01/45(a)	5,530	5,613,340
Mohegan Tribe of Indians of Connecticut, Refunding RB(a)
Series C, 5.75%, 02/01/24	3,320	3,452,900
Series C, 5.75%, 02/01/25	3,755	3,935,353
Series C, 6.25%, 02/01/30	4,930	5,249,612
State of Connecticut Bradley International Airport CFC Revenue, RB, AMT, 5.00%, 07/01/49 .	5,000	5,851,200
State of Connecticut, GO, Series A, 5.85%, 03/15/32	145	201,704

		107,366,272

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 07/01/26	5,825	7,377,071
State of Delaware, GO
Series A, 5.00%, 01/01/28	5,000	6,588,800
Series A, 5.00%, 01/01/29	5,000	6,735,100
Series A, 4.00%, 01/01/32	10,000	12,568,000

		33,268,971

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A-2, (FHA), 3.40%, 03/01/40 .	7,705	8,224,009
District of Columbia Water & Sewer Authority, Refunding RB, Series C, Sub-Lien, 5.00%, 10/01/39	10,000	11,633,400
District of Columbia, GO, Series D, 5.00%, 06/01/26	5,475	6,909,778
District of Columbia, Refunding GO, Series A, 5.00%, 10/15/26	5,000	6,378,500
Metropolitan Washington Airports Authority, Refunding RB AMT, 5.00%, 10/01/24	5,000	5,854,150
AMT, 5.00%, 10/01/27	5,000	6,293,600
Series A, AMT, 5.00%, 10/01/24	5,000	5,854,150
Series A, AMT, 5.00%, 10/01/30	5,000	5,788,200

		56,935,787

Florida — 1.6%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	375	380,558
3.75%, 05/01/29	555	574,070
4.40%, 05/01/39	1,030	1,072,796
4.63%, 05/01/49	1,775	1,849,976
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	400	428,360
5.00%, 11/01/31	500	537,230

Security	Par (000)	Value

Florida (continued)
Babcock Ranch Community Independent Special District, SAB (continued)
5.25%, 11/01/46	$3,480	$3,698,022
Canaveral Port Authority, RB
Series B, 5.00%, 06/01/48	10,000	11,479,400
Series A, AMT, 5.00%, 06/01/45	5,000	5,646,200
Capital Trust Agency, Inc., RB 5.00%, 12/15/55(a)	2,845	2,954,561
Series A, 8.00%, 01/01/34(f)(g)	550	308,000
Series A, 5.00%, 12/15/39	1,775	1,953,139
Series A, 8.25%, 01/01/44(f)(g)	940	526,400
Series A, 8.25%, 01/01/49(f)(g)	3,010	1,685,600
Series A, 5.00%, 06/15/49(a)	5,000	5,207,950
Series A, 5.00%, 12/15/49	3,380	3,671,255
Series A, 5.75%, 01/01/50(f)(g)	395	395,000
Series A, 5.00%, 12/15/54	1,955	2,122,817
Series A-2, 5.00%, 01/01/26(a)	3,000	3,011,250
Series B, 7.00%, 01/01/35(c)	1,390	1,390,000
Celebration Pointe Community Development District, SAB
4.75%, 05/01/24	190	197,925
5.00%, 05/01/34	710	745,344
5.13%, 05/01/45	985	1,026,331
Charlotte County Industrial Development Authority,
RB, AMT, 5.50%, 10/01/36(a)	3,500	3,732,190
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(a)(f)(g)	1,000	720,233
County of Broward Florida Port Facilities Revenue,
RB, Series A, 5.00%, 09/01/49	5,000	5,833,350
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	11,120	12,176,622
County of Palm Beach Florida, RB (a)
5.25%, 04/01/23	740	740,407
5.00%, 04/01/39	2,700	2,748,600
5.00%, 04/01/51	2,305	2,313,644
Crossings At Fleming Island Community
Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,300	2,408,951
Florida Development Finance Corp., RB
7.00%, 12/01/48(a)	5,500	5,116,705
Series A, 5.75%, 06/15/29	365	394,277
Series A, 6.00%, 06/15/34	440	473,774
Series A, 6.13%, 06/15/44	1,685	1,799,041
Harbor Bay Community Development District,
Refunding SAB, Series A-2, 3.75%, 05/01/34	1,020	1,023,590
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,250	2,252,857
Series A-1, 4.10%, 05/01/48	1,500	1,517,940
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	205	206,560
4.25%, 05/01/25	355	367,812
4.25%, 05/01/26	1,065	1,108,729
4.88%, 05/01/35	1,110	1,168,231
4.40%, 05/01/39	985	1,028,616
4.88%, 05/01/45	2,275	2,367,365
5.13%, 05/01/46	6,030	6,346,756
4.50%, 05/01/49	1,925	2,002,289
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,934,178

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority,
Refunding RB, Series A, 7.50%, 06/01/49	$1,000	$1,052,790
Pinellas County Industrial Development Authority,
RB, 5.00%, 07/01/39	2,030	2,255,249
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	1,000	1,004,180
Series 1, 3.50%, 05/01/37	1,250	1,172,062
State of Florida, Refunding GO, Series A, 5.00%, 07/01/28	6,795	9,024,032
Sterling Hill Community Development District,
Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	142	90,783
Sumter Landing Community Development District,
RB, 4.17%, 10/01/47	2,030	2,251,635
Talavera Community Development District, SAB 4.35%, 05/01/40.	495	514,711
4.50%, 05/01/50.	770	797,250
Tolomato Community Development District, Refunding SAB(h)
Series 2015-2, 0.00%, 05/01/40	490	320,842
Series A-4, Convertible, 0.00%, 05/01/40	190	171,257
Tolomato Community Development District, SAB(f)(g)
Series 2015-1, 0.00%, 05/01/40(h)	800	673,808
Series 2015-3, 6.61%, 05/01/40	535	5
Series 3, 6.38%, 05/01/17	425	4
Trout Creek Community Development District, SAB
5.50%, 05/01/35.	2,325	2,514,813
5.63%, 05/01/45.	3,655	3,923,935
Village Center Community Development District,
Refunding RB, 5.02%, 11/01/36	1,500	1,900,230
Village Community Development District No. 10,
SAB, 4.50%, 05/01/23	1,205	1,243,355

		139,555,842

Georgia — 4.6%
Brookhaven Development Authority, RB, Series A, 5.00%, 07/01/26	1,250	1,551,762
City of Atlanta Georgia Airport Passenger Facility
Charge, RB, Series C, 5.00%, 07/01/37	25,000	31,687,750
City of Atlanta Georgia Airport Passenger Facility
Charge, Refunding RB
Series F, 5.00%, 07/01/23	10,000	11,300,900
Series F, 5.00%, 07/01/24	6,000	7,027,860
Series F, 5.00%, 07/01/25	5,000	6,047,550
City of Atlanta Georgia Department of Aviation, RB
Series A, 5.00%, 07/01/44	5,820	7,251,080
Series B, AMT, 5.00%, 07/01/44	10,000	12,231,900
Development Authority for Fulton County, Refunding
RB, Series C, 5.00%, 07/01/26	1,285	1,595,212
Development Authority of Rockdale County,
Refunding RB, Series A, 5.00%, 07/01/49	11,360	13,723,448
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 4.15%, 12/01/43	5,610	5,847,359
Series B1, 3.65%, 06/01/44	9,490	9,988,035
Georgia Housing & Finance Authority, Refunding RB,
S/F Housing
Series A, 2.15%, 12/01/27	1,000	1,049,090
Series A, 2.20%, 06/01/28	1,000	1,048,260
Series A, 2.25%, 12/01/28	1,000	1,047,890
Series A, 2.35%, 12/01/29	1,000	1,046,970

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, Refunding RB,
S/F Housing (continued)
Series A, 4.00%, 06/01/50	$5,000	$5,661,850
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/23	1,750	1,920,940
Series A, 5.00%, 05/15/24	1,500	1,695,645
Series A, 5.00%, 05/15/25	2,500	2,902,950
Series A, 5.00%, 05/15/26	3,000	3,568,350
Series A, 5.00%, 05/15/27	2,000	2,430,240
Metropolitan Atlanta Rapid Transit Authority, RB
Series A, 5.00%, 07/01/43	10,000	11,803,900
Series A, 5.00%, 07/01/44	10,000	11,781,800
Series A, 5.00%, 07/01/45	10,000	11,757,200
Series B, 5.00%, 07/01/44	10,000	11,967,400
Series B, 5.00%, 07/01/45	10,000	11,948,600
State of Georgia, GO
Series A, 5.00%, 08/01/24	25,000	29,610,500
Series A, 5.00%, 08/01/25	25,000	30,702,250
Series A, 5.00%, 08/01/26	25,000	31,695,250
Series A, 5.00%, 07/01/27	11,960	15,552,545
Series A, 5.00%, 08/01/27	25,000	32,602,750
Series A, 5.00%, 08/01/28	10,000	13,315,700
Series A, 5.00%, 08/01/29	10,000	13,618,100
Series A, 5.00%, 08/01/30	10,000	13,890,500
Series A, 5.00%, 08/01/31	10,000	13,800,400
Series A-2, 5.00%, 02/01/28	9,030	11,519,029

		396,190,965

Hawaii — 0.2%
Kauai County Community Facilities District, ST 5.00%, 05/15/44	625	660,281
5.00%, 05/15/49	2,750	2,895,283
State of Hawaii, GO
Series FZ, 1.60%, 08/01/31	4,975	5,008,531
Series FZ, 1.70%, 08/01/32	7,270	7,297,481

		15,861,576

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(a)	5,150	5,264,639

Illinois — 3.3%
Chicago Board of Education, GO
6.32%, 11/01/29	14,270	15,185,706
6.04%, 12/01/29	19,810	20,812,782
6.14%, 12/01/39	8,460	8,889,007
6.52%, 12/01/40	7,045	7,551,606
Series A, 5.00%, 12/01/42	50,165	50,948,577
Series C, 5.25%, 12/01/39	7,050	7,532,714
Series D, 5.00%, 12/01/46	38,080	39,949,972
Series H, 5.00%, 12/01/46	5,000	5,387,650
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230	11,379,134
Series C, 5.00%, 12/01/23	4,145	4,492,848
Series C, 5.00%, 12/01/24	4,280	4,732,610
Series C, 5.00%, 12/01/25	1,440	1,620,706
Series C, 5.00%, 12/01/27	4,585	5,288,477
Series C, 5.00%, 12/01/34	5,590	6,190,813
Series F, 5.00%, 12/01/23	7,220	7,825,902
City of Chicago Illinois, GO, Series B, 7.38%, 01/01/33	4,395	5,096,398
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	6,020	6,926,672

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB 5.00%, 12/01/23	$5,000	$5,680,750
5.00%, 12/01/46	5,000	5,650,300
Series C, 5.00%, 02/15/25	5,000	5,942,750
Series C, 5.00%, 02/15/26	5,000	6,109,000
Illinois Housing Development Authority, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 3.13%, 02/01/47	25,218	27,589,798
Series D, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	1,365	1,412,584
Series D, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	1,255	1,296,829
Series D, (FHLMC, FNMA, GNMA), 2.70%, 10/01/34	8,920	9,255,035
Series D, (FHLMC, FNMA, GNMA), 2.95%, 10/01/39	9,200	9,601,764
Series D, (FHLMC, FNMA, GNMA), 3.00%, 10/01/41	1,030	1,074,970
Illinois Housing Development Authority, Refunding
RB, Sub-Series A-1, 3.70%, 07/01/34	1,425	1,517,041

		284,942,395

Indiana — 0.4%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	370	390,705
Indiana Finance Authority, RB, Series A, AMT, 5.25%, 01/01/51	5,000	5,367,950
Indiana Finance Authority, Refunding RB
Series B, 3.53%, 09/15/34	4,520	4,370,930
Series B, 3.75%, 09/15/37	7,715	7,382,098
Series B, 3.83%, 09/15/41	2,780	2,568,220
Indianapolis Local Public Improvement Bond Bank,
RB, CAB, Series E, (AMBAC), 0.00%, 02/01/24(d)	10,000	9,727,800
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, 4.00%, 01/01/50	5,945	6,674,511

		36,482,214

Iowa — 0.1%
Iowa Finance Authority, RB, S/F Housing, Series D,
(FHLMC, FNMA, GNMA), 3.15%, 07/01/36	1,000	1,049,810
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.50%, 06/01/42	2,000	2,002,160
Series C, 5.63%, 06/01/46	10,150	10,161,064

		13,213,034

Kentucky — 0.1%
Kentucky Economic Development Finance Authority,
RB, Series B, 5.00%, 08/15/33	5,000	5,927,900
Westvaco Corp., RB, 7.67%, 01/15/27(a)	3,100	4,081,305

		10,009,205

Louisiana — 0.7%
East Baton Rouge Sewerage Commission,
Refunding RB, Series B, 1.89%, 02/01/32	3,600	3,604,608
Juban Crossing Economic Development District,
Refunding RB, Series C, 7.00%, 09/15/44(a)	5,770	5,196,000
Louisiana Public Facilities Authority, RB
Series A, 5.00%, 04/01/57(a)	4,965	4,952,439
Series A3, 5.00%, 06/01/45(c)	11,695	13,107,873
New Orleans Aviation Board, RB
Series B, AMT, 5.00%, 01/01/40	10,000	11,134,600

Security	Par (000)	Value

Louisiana (continued)
New Orleans Aviation Board, RB (continued)
Series B, AMT, 5.00%, 01/01/48	$10,000	$11,330,000
Parish of St John the Baptist LA, Refunding RB(c)
2.00%, 06/01/37	3,750	3,758,888
2.20%, 06/01/37	2,285	2,291,421
Parish of St John the Baptist. Louisiana, Refunding
RB, 2.10%, 06/01/37(c)	2,180	2,190,115
State of Louisiana Gasoline & Fuels Tax Revenue,
Refunding RB, Series A-2, 1.60%, 05/01/29(i)	6,350	6,321,742

		63,887,686

Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing
Series A, 2.85%, 11/15/39	5,790	5,972,211
Series A, 3.00%, 11/15/44	2,500	2,586,300
Series C, 2.75%, 11/15/34	6,165	6,386,632
Series C, 3.20%, 11/15/45	7,580	7,918,144
Series H, 3.55%, 11/15/37	2,000	2,142,760
Maine State Housing Authority, Refunding RB
Series A-3, 3.63%, 11/15/39	4,445	4,694,053
Series A-3, 3.75%, 11/15/44	5,000	5,300,600

		35,000,700

Maryland — 4.0%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	600	604,728
5.25%, 07/01/44	1,220	1,223,026
County of Baltimore Maryland, Refunding GO 5.00%, 03/01/30	10,000	13,807,500
5.00%, 03/01/31	5,000	6,856,900
4.00%, 03/01/32	10,000	12,570,900
4.00%, 03/01/34	10,000	12,392,800
4.00%, 03/01/35	10,000	12,315,900
County of Frederick Maryland, TA, Series A, 7.13%, 07/01/43(a)	2,810	2,544,848
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,138,667
County of Montgomery Maryland, Refunding GO
Series A, 5.00%, 11/01/27	10,320	13,514,556
Series C, 5.00%, 10/01/26	10,000	12,725,200
Maryland Community Development Administration,
RB, M/F Housing, Series D, 2.75%, 07/01/34	1,005	1,039,602
Maryland Community Development Administration,
Refunding RB, M/F Housing
Series A, 2.30%, 09/01/35	4,445	4,473,581
Series A, 2.50%, 09/01/40	10,450	10,512,700
Series A, 2.60%, 03/01/42	3,490	3,523,818
Series A, 3.75%, 03/01/50	24,715	27,722,816
Maryland Economic Development Corp., RB
Series B, AMT, 5.00%, 09/30/26	5,000	5,003,600
Series D, AMT, 5.00%, 03/31/41	10,000	9,752,500
Series D, AMT, 5.00%, 03/31/46	10,000	9,718,600
Series D, AMT, 5.00%, 03/31/51	10,000	9,660,100
Maryland Economic Development Corp., Refunding
RB, 1.70%, 09/01/22	25,000	25,359,000
Maryland Health & Higher Educational Facilities
Authority, RB, Series A, 7.00%, 03/01/55(a)	10,405	11,274,130
State of Maryland Department of Transportation, RB, 5.00%, 09/01/28	6,345	8,166,777
State of Maryland, GO
Series A, 5.00%, 08/01/26	11,575	14,657,291

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
State of Maryland, GO (continued)
Series A, 5.00%, 08/01/27	$5,000	$6,509,100
Series A, 5.00%, 08/01/28	10,000	13,313,600
Series A, 5.00%, 08/01/29	10,000	13,603,900
Series A, 5.00%, 08/01/30	10,000	13,896,000
Series A, 5.00%, 08/01/31	10,000	13,809,800
Series A, 5.00%, 08/01/32	10,000	13,707,200
Series A, 5.00%, 08/01/34	10,000	13,526,500
Series A, 5.00%, 08/01/35	10,000	13,454,200
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/28	10,000	13,313,300

		345,693,140

Massachusetts — 3.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	5,000	6,115,550
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	30,000	42,334,500
Massachusetts Clean Water Trust, RB, Series 20, 5.00%, 02/01/35	5,000	5,950,100
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,775,000
5.00%, 10/01/43	5,000	4,696,150
Series D, 5.00%, 07/01/44	10,000	10,981,300
Series J2, 5.00%, 07/01/43	10,000	12,021,100
Series J2, 5.00%, 07/01/48	25,000	30,016,500
Series J2, 5.00%, 07/01/53	10,000	11,928,600
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/25	2,000	2,374,120
4.00%, 10/01/32(a)	2,560	2,575,181
5.00%, 07/01/38	5,000	5,748,300
4.13%, 10/01/42(a)	8,225	8,091,673
5.00%, 07/01/44	10,000	11,409,100
Series H-1, 5.00%, 07/01/23	5,000	5,586,100
Series H-1, 5.00%, 07/01/24	5,000	5,768,450
Series H-1, 5.00%, 07/01/25	5,000	5,935,300
Series I, 5.00%, 07/01/33	5,000	5,909,450
Massachusetts Educational Financing Authority, RB AMT, 5.00%, 01/01/24	5,000	5,510,400
Series A, AMT, 5.00%, 01/01/22	10,000	10,421,600
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	3,242,341
Series C-1, 2.65%, 12/01/34	2,950	3,036,583
Series C-1, 2.90%, 12/01/39	3,370	3,460,923
Series C-1, 3.10%, 12/01/44	2,500	2,570,950
Series C-1, 3.15%, 12/01/49	2,890	2,974,012
Series C-1, 3.25%, 12/01/54	7,790	8,019,338
Series C-1, 3.30%, 12/01/59	9,185	9,475,338
Series C-1, 3.35%, 06/01/62	5,010	5,188,606
Massachusetts Housing Finance Agency, Refunding RB, Series 172, 3.65%, 12/01/35	3,450	3,632,677
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA), 2.75%, 12/01/34	2,235	2,309,068
Series B-1, (FHA), 3.00%, 12/01/39	1,430	1,479,449
Series B-1, (FHA), 3.30%, 12/01/56	5,960	6,150,422
Massachusetts Port Authority, RB, Series B, 5.00%, 07/01/44	10,000	12,367,200

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, Refunding RB, Series B, 1.28%, 08/15/27	$18,400	$18,507,824
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.00%, 08/01/40	10,000	12,182,900
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	5,000	5,153,900

		297,900,005

Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB
Series D, (AGM), 0.80%, 07/01/32(b)	115,130	109,348,402
Series A, Senior Lien, 5.00%, 07/01/23	5,000	5,409,000
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series C, Senior Lien, 5.25%, 07/01/33	5,000	6,093,000
Michigan Finance Authority, RB 5.00%, 11/01/44	5,000	5,744,500
Series A, 5.00%, 11/15/48	5,000	6,108,150
Michigan Finance Authority, Refunding RB 5.00%, 11/15/37	5,000	5,906,800
Series B, 5.00%, 07/01/44	5,000	5,264,000
Michigan State Housing Development Authority, RB, M/F Housing
Series A-1, 2.88%, 10/01/34	8,795	9,222,525
Series A-1, 3.00%, 10/01/39	3,500	3,672,760
Series A-1, 3.25%, 10/01/44	3,550	3,751,817
Series A-1, 3.35%, 10/01/49	5,585	5,909,544
Series A-1, 3.50%, 10/01/54	5,000	5,299,000
Series A-1, 3.60%, 10/01/60	5,000	5,326,350
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 3.10%, 12/01/44	6,540	6,886,751
Michigan State Housing Development Authority, Refunding RB
Series D, 3.95%, 10/01/37	3,180	3,292,540
Series D, 4.50%, 10/01/48	6,485	6,724,945
Michigan State University, RB, Series B, (AMBAC), 0.82%, 02/15/37(b)	5,000	4,997,795
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	14,985	15,197,337
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,381,318
Monroe County Economic Development Corp., Refunding RB, Series AA, (NPFGC), 6.95%, 09/01/22	10,000	11,280,600
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	5,000	5,623,950

		233,441,084

Minnesota — 1.6%
City of Deephaven Minnesota, Refunding RB,
Series A, 5.50%, 07/01/50	2,500	2,595,550
City of Minneapolis Minnesota, RB, Series A, 5.00%, 07/01/47	3,000	3,056,460
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA), 2.35%, 02/01/38	7,000	7,294,630
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/53	5,000	5,774,600
Series A, 5.00%, 02/15/58	5,000	5,766,800
Series A, 5.25%, 02/15/58	5,000	5,859,650

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB
Series A, 5.75%, 09/01/46	$1,805	$1,921,585
Series A, 6.00%, 09/01/51	2,710	2,901,922
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	6,185,650
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	1,995	2,073,124
Series B, (FHLMC, FNMA, GNMA), 2.63%, 01/01/40	7,970	8,158,491
Series B, (FHLMC, FNMA, GNMA), 2.80%, 01/01/44	1,995	2,029,175
Series B, (FHLMC, FNMA, GNMA), 3.50%, 07/01/50	9,965	11,001,559
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	1,000	1,005,610
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	1,000	1,003,650
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,950	1,958,424
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,985	1,994,091
Series E, (FHLMC, FNMA, GNMA), 2.50%, 07/01/40	5,000	5,035,900
Series E, (FHLMC, FNMA, GNMA), 2.85%, 06/01/47	10,751	11,064,435
Series E, (FHLMC, FNMA, GNMA), 3.50%, 07/01/50	5,000	5,548,750
Series G, (FHLMC, FNMA, GNMA), 2.65%, 10/01/47	29,500	30,177,010
Series I, (FHLMC, FNMA, GNMA), 2.80%, 12/01/47	11,039	11,336,405
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	1,575	1,684,289

		135,427,760

Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority, RB, 5.00%, 09/01/46	10,000	11,316,800
State of Mississippi, Refunding GO, Series A, 1.28%, 11/01/28	6,620	6,679,580

		17,996,380

Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Series B, 1.97%, 10/01/29	5,200	5,187,000
City of St Louis Missouri Airport Revenue, RB
Series C, (AGM), 5.00%, 07/01/42	5,000	5,806,550
Series C, (AGM), 5.00%, 07/01/47	5,000	5,758,550
City of St Louis Missouri Airport Revenue, Refunding RB
Series A, (AGM), 5.00%, 07/01/23	5,000	5,603,600
Series A, (AGM), 5.00%, 07/01/24	5,000	5,773,200
Kansas City Industrial Development Authority, RB
Series A, AMT, 5.00%, 03/01/34	5,105	6,240,863
Series A, AMT, 5.00%, 03/01/35	5,360	6,518,671

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, RB (continued)
Series A, AMT, 5.00%, 03/01/36	$5,000	$6,055,050
Series A, AMT, 5.00%, 03/01/37	5,910	7,140,048
Series A, AMT, 5.00%, 03/01/39	5,000	6,023,300
Series B, AMT, 5.00%, 03/01/39	5,000	5,960,050
Kansas City Industrial Development Authority, Refunding RB (a)(f)(g)
5.75%, 11/15/36	8,055	2,812,621
6.00%, 11/15/46	5,125	1,789,532
6.00%, 11/15/51	2,060	719,305
Missouri Housing Development Commission, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.55%, 11/01/40	1,750	1,790,075
Series A, (FHLMC, FNMA, GNMA), 2.70%, 11/01/45	2,500	2,566,350
Series A, (FHLMC, FNMA, GNMA), 2.85%, 05/01/50	1,000	1,054,930
Series A, (FHLMC, FNMA, GNMA), 3.50%, 11/01/50	9,860	10,868,185
Missouri State Board of Public Buildings, Refunding RB
Series B, 5.00%, 10/01/26	10,000	12,737,700
Series B, 5.00%, 10/01/27	10,000	13,074,500
Series B, 4.00%, 10/01/28	10,000	12,575,700
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB,
Series C, 2.75%, 09/01/33	25,000	26,870,500
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 5.00%, 10/01/35(c)	2,750	2,258,671

		155,184,951

Nebraska — 0.1%
Douglas County Hospital Authority No. 2, RB, 5.00%, 11/15/47	5,000	5,761,300

Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	295	308,602
5.00%, 06/01/24	170	179,872
City of North Las Vegas Nevada, GO, 6.57%, 06/01/40	5,175	7,606,008
Clark County School District, Refunding GO,
Series B, 5.00%, 06/15/24	5,000	5,739,500
County of Clark Department of Aviation, Refunding RB
Series B, 5.00%, 07/01/40	5,000	6,085,650
Series B, 5.00%, 07/01/41	5,000	6,071,400
Series B, 5.00%, 07/01/42	5,000	6,057,150
State of Nevada Department of Business & Industry, RB(a)
Series A, 4.50%, 12/15/29	335	351,995
Series A, 5.00%, 12/15/38	965	990,736

		33,390,913

New Hampshire — 0.7%
National Finance Authority, Series 2020-1, Class A, 4.13%, 01/20/34.	39,694	42,340,521

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB(a)
Series B, 4.63%, 11/01/42	$7,900	$8,105,084
Series C, AMT, 4.88%, 11/01/42	2,995	3,092,697
New Hampshire Health and Education Facilities Authority Act, RB, 5.00%, 07/01/44	5,000	5,663,500
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 3.55%, 07/01/37	1,385	1,493,113

		60,694,915

New Jersey — 3.0%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,270	1,327,391
New Jersey Economic Development Authority, RB 5.00%, 06/15/29	5,000	6,082,400
5.00%, 06/15/30	5,000	6,097,400
5.00%, 06/15/31	5,500	6,657,310
Series A, (NPFGC), 5.25%, 07/01/25	5,000	5,850,100
Series B, 5.50%, 11/01/26(a)	265	260,355
AMT, 5.13%, 09/15/23	4,660	4,747,282
AMT, 5.38%, 01/01/43	8,325	9,158,332
New Jersey Economic Development Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/23	5,000	5,457,200
Series B, 5.00%, 11/01/23	5,000	5,567,850
Series B, 5.00%, 11/01/24	10,000	11,392,000
Series B, 5.00%, 11/01/25	5,000	5,809,300
Series MMM, 5.00%, 06/15/33	5,000	5,972,750
Series A, AMT, 2.20%, 10/01/39(c)	50,000	53,205,500
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/31	6,430	8,017,889
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 10/01/23.	5,000	5,437,500
Series A, 5.00%, 07/01/22	1,400	1,514,450
Series A, 5.00%, 07/01/23	2,140	2,313,939
Series A, 5.00%, 07/01/24	5,165	5,583,468
Series A, 5.00%, 07/01/25	2,000	2,161,540
Series A, 4.00%, 07/01/35	5,000	5,572,950
Series A, 5.00%, 07/01/39	5,000	6,050,050
Series A, 5.00%, 07/01/52	5,000	5,937,500
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	5,000	5,345,950
Series 1A, AMT, 5.00%, 12/01/23	5,000	5,492,850
Series 1A, AMT, 5.00%, 12/01/24	6,000	6,751,740
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/23	5,000	5,507,650
5.00%, 06/15/27	5,000	5,855,550
Series A, 5.00%, 06/15/28	5,000	5,833,300
Series AA, 5.00%, 06/15/24	10,000	10,991,700
Series S, 5.25%, 06/15/43	5,000	5,878,000
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/34	10,000	11,712,700
Series A, 5.00%, 12/15/36	10,000	11,645,700

Security	Par (000)	Value

New Jersey (continued)
Rahway Valley Sewerage Authority, RB, CAB, Series A, (NPFGC), 0.00%, 09/01/34(d)	$5,420	$4,100,284
Rutgers The State University of New Jersey, Refunding RB, Series S, 2.68%, 05/01/46	4,485	4,226,799
South Jersey Port Corp., RB, Series A, 5.00%, 01/01/49	5,000	5,524,400

		259,041,079

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 07/01/35	1,000	1,037,660
Series A, (FHLMC, FNMA, GNMA), 2.70%, 07/01/40	2,750	2,868,030
Series A, (FHLMC, FNMA, GNMA), 2.88%, 07/01/45	2,200	2,296,382
Series A, (FHLMC, FNMA, GNMA), 3.50%, 01/01/51	4,990	5,470,737
Series B-1, (FHLMC, FNMA, GNMA), 3.70%, 09/01/42	3,755	4,052,358

		15,725,167

New York — 11.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	4,715,900
Dutchess County Local Development Corp., RB, Series B, 5.00%, 07/01/46	20,000	22,649,800
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	18,765	18,765,563
Long Island Power Authority, Refunding RB, Series C, 0.76%, 03/01/23	2,850	2,826,031
Metropolitan Transportation Authority, RB, Series E, 7.13%, 11/15/30	5,550	5,590,404
Metropolitan Transportation Authority, Refunding RB Series C, (AGM), 5.00%, 11/15/40	10,000	12,161,800
Series C, 5.00%, 11/15/40	10,000	11,002,700
Series C, (AGM), 5.00%, 11/15/41	10,000	12,137,400
Series C, 5.00%, 11/15/42	10,000	11,014,400
Series C, (BAM), 5.00%, 11/15/43	10,000	12,089,500
Sub-Series C-1, 5.00%, 11/15/24	10,000	10,813,700
Sub-Series C-1, 5.00%, 11/15/34	5,000	5,423,150
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,000	5,522,300
Nassau County Tobacco Settlement Corp., Refunding RB, Series A-1, 6.83%, 06/01/21	2,326	2,331,082
New York City Housing Development Corp., RB, M/F Housing
4.38%, 11/01/33	1,110	1,268,941
Series A, 2.70%, 08/01/45	5,000	5,061,500
Series A, 2.80%, 02/01/50	60,000	60,936,000
Series C-1-A, 3.50%, 11/01/33	5,000	5,440,650
Series C-1-A, 3.45%, 05/01/50	5,800	6,007,930
Series C-1-B, 3.85%, 11/01/43	5,000	5,369,400
Series G-1, 4.00%, 05/01/48	5,000	5,226,350
Series J, 2.20%, 05/01/30	1,000	1,032,930
Series J, 2.30%, 05/01/31	1,610	1,660,457
Series J, 2.60%, 11/01/34	3,210	3,300,137
Series J, 2.85%, 11/01/39	8,000	8,230,400

8

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series J, 3.00%, 11/01/44	$8,135	$8,407,441
Series J, 3.05%, 11/01/49	13,450	13,858,476
Series J, 3.15%, 11/01/54	15,000	15,487,650
Series J, 3.25%, 11/01/59	25,000	25,821,250
Series J, 3.35%, 11/01/65	8,000	8,326,560
New York City Housing Development Corp., Refunding RB 1.88%, 05/01/28	1,000	1,033,320
2.25%, 11/01/31	1,500	1,536,735
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.10%, 11/01/34	3,000	3,182,730
Series B-1-A, 3.40%, 11/01/39	3,000	3,187,290
Series B-1-A, 3.55%, 11/01/44	5,000	5,312,150
Series B-1-A, 3.65%, 11/01/49	5,000	5,306,200
Series B-1-A, 3.75%, 11/01/54	5,000	5,321,650
Series B-1-A, 3.85%, 05/01/58	5,000	5,347,450
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-3, 3.90%, 08/01/31	10,000	11,560,300
Series C-3, 3.50%, 11/01/32	22,000	24,687,960
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	13,900	13,948,511
Series A, 5.00%, 06/01/42	13,915	14,105,914
Series A, 5.00%, 06/01/45	6,930	6,943,444
New York Counties Tobacco Trust VI, Refunding RB,
Series A-2, 5.00%, 06/01/51	3,630	3,682,417
New York Liberty Development Corp., Refunding RB 5.00%, 11/15/44	5,000	5,238,400
Class 1, 5.00%, 11/15/44(a)	49,285	51,607,309
Class 2, 5.15%, 11/15/34(a)	240	252,677
Class 2, 5.38%, 11/15/40(a)	570	606,395
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/26	100	119,761
5.00%, 07/01/27	300	366,459
5.00%, 07/01/28	250	310,163
5.00%, 07/01/30	250	313,513
5.00%, 07/01/32	360	443,934
5.00%, 07/01/34	515	626,961
5.00%, 07/01/35	600	726,378
5.00%, 07/01/36	975	1,174,973
4.00%, 07/01/37	1,860	2,061,884
4.00%, 07/01/38	1,650	1,822,656
4.00%, 07/01/39	1,755	1,931,641
4.00%, 07/01/40	2,000	2,193,780
5.00%, 07/01/41	3,400	4,028,252
4.00%, 07/01/45	10,000	10,792,800
Series A, 5.00%, 03/15/39	10,000	12,476,100
Series A, 5.00%, 03/15/40	10,000	12,443,400
Series B, 5.75%, 01/01/29	990	1,095,574
New York State Housing Finance Agency, RB
Series F, (SONYMA), 2.30%, 05/01/22	5,000	5,049,200
Series F, (SONYMA), 3.90%, 11/01/48	6,905	7,433,647
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 3.45%, 11/01/41	1,200	1,250,016
Series C, (FHLMC, FNMA, GNMA, SONYMA), 3.38%, 11/01/49	5,000	5,158,650

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series E, (FHLMC, FNMA, GNMA, SONYMA), 3.35%, 11/01/45	$1,110	$1,147,873
Series E, (FHLMC, FNMA, GNMA, SONYMA), 3.45%, 05/01/49	2,850	2,952,571
Series H, (FNMA, SONYMA), 1.63%, 05/01/23	1,200	1,206,120
Series H, (FNMA, SONYMA), 2.25%, 11/01/29	275	290,087
Series H, (FNMA, SONYMA), 2.35%, 11/01/30	250	263,138
Series H, (FNMA, SONYMA), 2.40%, 11/01/31	250	261,740
Series H, (FNMA, SONYMA), 3.00%, 11/01/39	1,185	1,225,954
Series H, (FNMA, SONYMA), 3.15%, 11/01/44	1,000	1,034,580
Series H, (FNMA, SONYMA), 3.25%, 11/01/52	3,430	3,560,203
Series I, (FNMA, SONYMA), 1.75%, 05/01/24	3,000	3,042,690
Series I, (FNMA, SONYMA), 2.40%, 05/01/31	280	294,442
Series I, (FNMA, SONYMA), 2.75%, 11/01/34	1,250	1,313,050
Series I, (FNMA, SONYMA), 3.00%, 11/01/39	2,140	2,213,958
Series I, (FNMA, SONYMA), 3.15%, 11/01/44	3,275	3,388,249
Series I, (FNMA, SONYMA), 3.25%, 11/01/52	5,895	6,112,820
Series K, (FHLMC, FNMA, GNMA, SONYMA), 3.00%, 11/01/32	1,500	1,587,375
Series M, (FHLMC, FNMA, GNMA, SONYMA), 3.15%, 11/01/32	1,000	1,068,390
Series M, (FHLMC, FNMA, GNMA, SONYMA), 3.50%, 11/01/37	415	442,153
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/42	10,000	11,649,200
Series N, 4.00%, 01/01/43	10,000	11,613,000
Series N, 4.00%, 01/01/44	10,000	11,587,100
Series N, 4.00%, 01/01/45	10,000	11,544,500
Series N, 4.00%, 01/01/46	5,000	5,758,100
New York State Urban Development Corp., RB 2.13%, 03/15/32	1,000	1,008,850
2.23%, 03/15/33	1,500	1,513,980
New York State Urban Development Corp., Refunding RB, Series B, 2.84%, 03/15/32	20,000	21,267,800
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/26	10,000	10,904,000
AMT, 5.00%, 01/01/27	10,000	11,010,200
AMT, 5.00%, 01/01/28	10,000	11,096,200
AMT, 5.00%, 01/01/29	10,000	11,106,800
AMT, 5.00%, 01/01/30	10,000	11,107,900
AMT, 5.00%, 01/01/32	15,000	16,455,450
AMT, 5.00%, 01/01/34	15,500	16,660,485
Series A, AMT, 5.00%, 07/01/34	5,000	5,513,450
Series A, AMT, 5.00%, 07/01/41	5,000	5,401,050
Series A, AMT, 5.00%, 07/01/46	50,000	53,625,500
Series A, AMT, 5.25%, 01/01/50	25,000	27,027,500
Niagara Area Development Corp., Refunding RB,
Series A, AMT, 4.75%, 11/01/42(a)	5,280	5,316,907
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 12/01/39	9,170	11,782,900
5.00%, 12/01/40	5,775	7,404,127
5.00%, 12/01/43	10,000	12,694,800
Port Authority of New York & New Jersey, RB, Series AAA, 1.09%, 07/01/23	11,785	11,941,151
State of New York Mortgage Agency, RB, S/F Housing
Series 223, 2.35%, 04/01/31	1,835	1,899,941
Series 223, 2.40%, 10/01/31	1,130	1,169,878

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency, RB, S/F Housing (continued)
Series 223, 2.65%, 10/01/34	$9,520	$9,878,238
Series 225, 2.00%, 10/01/35	2,400	2,341,872
Series 225, 2.30%, 10/01/40	8,275	8,280,296
Series 225, 2.45%, 10/01/45	20,000	20,139,800
Series 225, 2.55%, 04/01/50	2,905	2,935,415
Series 226, AMT, 1.80%, 04/01/28	1,000	1,005,770
Series 226, AMT, 1.85%, 10/01/28	1,000	1,002,750
Series 226, AMT, 3.50%, 10/01/50	2,050	2,236,632
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/35	3,000	3,674,280
5.00%, 09/01/36	5,000	6,099,250
5.00%, 09/01/37	5,000	6,083,050
5.00%, 09/01/38	5,000	6,061,800
Series A, 5.00%, 09/01/33	3,000	3,726,480
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/23(e)	5,000	5,159,550

		965,251,741

North Carolina — 1.8%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding RB 5.00%, 07/01/23	1,760	1,977,360
5.00%, 07/01/26	2,870	3,530,071
5.00%, 07/01/27	1,030	1,297,852
5.00%, 07/01/34	3,095	3,954,451
5.00%, 07/01/36	1,860	2,358,852
4.00%, 07/01/44	5,000	5,783,800
5.00%, 07/01/49	10,000	12,425,500
AMT, 5.00%, 07/01/49	5,000	6,099,550
City of Winston-Salem North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 06/01/28	11,005	14,685,072
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (FHLMC, FNMA, GNMA), 2.63%, 01/01/35	3,500	3,667,615
Series 43, (FHLMC, FNMA, GNMA), 2.80%, 01/01/40	6,000	6,265,080
Series 43, (FHLMC, FNMA, GNMA), 2.95%, 07/01/43	1,375	1,442,292
Series 44, 1.75%, 01/01/26	1,000	1,030,540
Series 44, 1.80%, 07/01/26	1,265	1,306,467
Series 44, 2.05%, 01/01/28	1,360	1,407,627
Series 44, 2.10%, 07/01/28	1,060	1,099,962
Series 44, 2.20%, 07/01/29	1,065	1,104,756
Series 44, 2.25%, 07/01/30	1,425	1,475,915
Series 44, 2.30%, 01/01/31	1,120	1,159,536
Series 44, 2.35%, 07/01/31	1,000	1,035,300
Series 44, 2.50%, 07/01/33	1,000	1,034,890
Series 44, 2.55%, 07/01/35	1,250	1,288,338
North Carolina Medical Care Commission, Refunding RB 5.00%, 06/01/33	5,000	5,814,700
5.00%, 06/01/45	5,000	5,630,200
Series A, 5.25%, 01/01/41	2,470	2,527,131
North Carolina State University at Raleigh, Refunding RB, Series A, 5.00%, 10/01/29	1,260	1,718,174

Security	Par (000)	Value

North Carolina (continued)
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	$10,000	$12,308,900
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	6,007,400
Series A, AMT, 5.00%, 05/01/35	5,000	5,981,550
State of North Carolina, GO
Series B, 5.00%, 06/01/24	10,000	11,779,000
Series B, 5.00%, 06/01/26	5,000	6,309,200
Series B, 5.00%, 06/01/29	10,000	13,643,100
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(a)	2,100	2,233,266
University of North Carolina at Charlotte, Refunding RB
Series A, 4.00%, 10/01/37	1,000	1,175,400
Series A, 5.00%, 10/01/38	1,375	1,749,165
Series A, 4.00%, 10/01/45	1,500	1,744,020
Series A, 4.00%, 10/01/49	1,500	1,739,220

		155,791,252

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing 2.70%, 07/01/34	1,085	1,126,838
2.95%, 07/01/39	5,140	5,362,562
3.05%, 07/01/43	1,025	1,094,105

		7,583,505

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	57,190	62,703,688
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,439,400
Ohio Housing Finance Agency, RB, S/F Housing Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	2,465	2,551,546
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	4,490	4,690,389
Series A, (FHLMC, FNMA, GNMA), 2.90%, 09/01/45	19,395	20,285,812
Series A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/50	9,840	10,346,957
Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/50	4,985	5,592,672
Series B, 3.25%, 09/01/44	4,780	5,147,964
Ohio Water Development Authority, RB 5.00%, 12/01/29	10,000	13,612,700
Series A, 5.00%, 06/01/29	13,265	17,822,456
State of Ohio, RB
AMT, 5.00%, 06/30/22	2,190	2,341,482
AMT, 5.00%, 12/31/22	1,550	1,684,943
AMT, 5.00%, 06/30/23	1,305	1,441,399
AMT, 5.00%, 12/31/23	1,295	1,451,397
State of Ohio, Refunding GO
Series B, 5.00%, 09/15/23	10,000	11,452,700
Series B, 5.00%, 08/01/24	20,000	23,693,100
Series B, 5.00%, 09/15/24	5,000	5,949,950
Series B, 5.00%, 08/01/25	5,000	6,136,000

10

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, Refunding GO (continued)
Series B, 5.00%, 08/01/26	$5,000	$6,324,950
Series B, 5.00%, 09/15/26	5,000	6,346,800

		215,016,305

Oklahoma — 0.4%
Norman Regional Hospital Authority, RB, 5.00%, 09/01/45	5,000	5,837,750
Oklahoma Development Finance Authority, RB
Series B, 5.25%, 08/15/48	10,000	11,643,000
Series B, 5.50%, 08/15/52	11,620	13,689,173

		31,169,923

Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	887,724
Multnomah County School District No. 1 Portland, GO, 5.00%, 06/15/31	10,000	13,702,300
Port of Portland Oregon Airport Revenue, RB
Series 24A, 5.00%, 07/01/47	5,000	5,789,150
Series 25A, 5.00%, 07/01/49	5,000	6,056,600
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,710,050
Port of Portland Oregon Airport Revenue, Refunding RB, Series 24B, AMT, 5.00%, 07/01/44	5,000	5,992,550
State of Oregon Housing & Community Services
Department, RB, M/F Housing
Series B, AMT, (FHLMC, FNMA, GNMA), 4.00%, 07/01/37	185	193,016
Series B, AMT, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	170,085
Yamhill County Hospital Authority, Refunding RB,
Series A, 5.00%, 11/15/46	1,000	1,018,270

		39,519,745

Pennsylvania — 3.1%
Allegheny County Hospital Development Authority,
Refunding RB, Series A, 5.00%, 04/01/47	10,000	11,663,800
Allentown Neighborhood Improvement Zone
Development Authority, RB (a)
5.00%, 05/01/28	4,180	4,433,433
5.13%, 05/01/32	4,700	4,984,820
5.00%, 05/01/33	1,250	1,324,625
5.38%, 05/01/42	8,550	8,819,410
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22	895	908,873
Series A, 5.00%, 12/01/23	985	1,004,011
Series A, 5.00%, 12/01/24	1,035	1,057,066
Series A, 5.00%, 12/01/25	1,075	1,098,478
Series A, 5.25%, 12/01/45	1,500	1,499,865
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series A, 5.00%, 07/01/47	5,000	5,820,800
Series A, AMT, 5.00%, 06/15/22	5,000	5,160,650
Series B, AMT, 5.00%, 07/01/29	5,000	6,062,050
Series B, AMT, 5.00%, 07/01/30	5,000	6,028,700
Series B, AMT, 5.00%, 07/01/42	5,000	5,783,350
Series B, AMT, 5.00%, 07/01/47	5,000	5,735,900
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series B, 5.00%, 11/01/44	5,000	6,265,050

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB (continued)
Series B, 5.00%, 11/01/49	$10,000	$12,449,100
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38	2,095	2,428,964
Series A, 3.81%, 06/01/41	5,545	6,417,949
County of Allegheny Pennsylvania, Refunding GO,
Series C, (AGM), 0.72%, 11/01/26(b)	17,660	17,286,120
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44.	15,825	19,176,577
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,235,400
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,675	1,767,711
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	4,815	4,694,577
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	5,000	5,697,400
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,965	2,108,366
Pennsylvania Economic Development Financing Authority, RB
Series B, 6.53%, 06/15/39	5,000	6,787,850
AMT, 5.00%, 06/30/22	4,495	4,814,684
AMT, 5.00%, 06/30/23	5,000	5,526,250
AMT, 5.00%, 12/31/29	5,000	5,808,250
AMT, 5.00%, 12/31/30	2,460	2,837,462
AMT, 5.00%, 12/31/34	5,000	5,672,150
AMT, 5.00%, 12/31/38	5,000	5,625,800
AMT, 5.00%, 06/30/42	5,000	5,583,500
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,326,278
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 130A, 2.70%, 10/01/39.	6,845	6,988,471
Series 2019-131A, 1.85%, 04/01/26	1,550	1,595,152
Series 2019-131A, 2.10%, 04/01/28	1,915	1,969,712
Series 2019-131A, 2.15%, 10/01/28	1,380	1,417,536
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	12,213,494
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	5,000	5,884,700
Series B, 5.00%, 12/01/43	5,000	5,956,050
Series B, 5.00%, 12/01/48	5,000	5,904,850
Pennsylvania Turnpike Commission, Refunding RB, 5.00%, 12/01/23.	5,000	5,732,350
Philadelphia Authority for Industrial Development, Refunding RB
Series A, 5.00%, 09/01/35	5,000	5,908,050
Series A, 5.00%, 09/01/36	5,000	5,890,400
Susquehanna Area Regional Airport Authority, Refunding RB, Series A, AMT, 5.00%, 01/01/27	3,100	3,260,921

		269,616,955

Puerto Rico — 8.7%
Children’s Trust Fund, RB, Asset-Backed Bonds, 0.00%, 05/15/57(d)	280,000	11,200,000
City of New York Water & Sewer System, RB, Series 3, 5.40%, 01/01/21(f)(g)	1,908	1,314,277
Commonwealth of Puerto Rico, GO(f)(g)
Series A, 5.25%, 07/01/22	3,075	2,178,336

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO(f)(g) (continued)
Series A, 5.25%, 07/01/23	$2,620	$1,856,013
Series A, 5.25%, 07/01/26	1,085	768,616
Series A, 5.00%, 07/01/29	5,220	3,697,858
Series A, 5.13%, 07/01/31	10,900	7,721,582
Series A, 6.00%, 07/01/38	9,995	7,143,546
Series B, 5.25%, 07/01/17	1,605	1,094,302
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.50%, 07/01/19	1,176	801,806
Series A, 5.25%, 07/01/24(f)(g)	1,765	1,154,850
Series A, 5.00%, 07/01/32(f)(g)	1,050	687,021
Series A, 5.50%, 07/01/32(f)(g)	4,245	3,007,166
Series A, 8.00%, 07/01/35(f)(g)	90,908	55,340,245
Series A, 5.13%, 07/01/37(f)(g)	1,490	974,916
Series A, 5.50%, 07/01/39(f)(g)	14,225	9,307,503
Series A, 5.00%, 07/01/41(f)(g)	23,430	14,401,718
Series A, 5.75%, 07/01/41(f)(g)	3,530	2,345,244
Series B, 6.00%, 07/01/39(f)(g)	2,555	1,826,089
Series C, 6.00%, 07/01/39(f)(g)	1,510	1,079,215
Puerto Rico Commonwealth Aqueduct & Sewer
Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	313	322,102
Puerto Rico Commonwealth Aqueduct & Sewer
Authority, Refunding RB
Series B, Senior Lien, 5.00%, 07/01/23	7,630	7,567,816
Series B, Senior Lien, 5.35%, 07/01/27	14,980	14,308,147
Series B, Senior Lien, 6.15%, 07/01/38	6,205	5,981,558
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	5,540	3,817,138
Series A, 7.00%, 07/01/33(f)(g)	7,445	5,227,790
Series A, 6.75%, 07/01/36(f)(g)	24,370	17,112,322
Series A, 5.00%, 07/01/42(f)(g)	33,970	23,405,806
Series A, 7.00%, 07/01/43(f)(g)	3,350	2,352,330
Series A-3, 10.00%, 07/01/19(f)(g)	6,867	5,846,029
Series B-3, 10.00%, 07/01/19(f)(g)	6,867	5,846,029
Series C-1, 5.40%, 01/01/18(f)(g)	18,867	12,999,790
Series C-2, 5.40%, 07/01/18(f)(g)	18,870	13,001,892
Series C-4, 5.40%, 07/01/20(f)(g)	1,908	1,314,278
Series CCC, 5.25%, 07/01/26(f)(g)	8,495	5,853,174
Series CCC, 5.25%, 07/01/27	5,010	3,451,960
Series CCC, 5.00%, 07/01/28	2,005	1,381,473
Series CCC, 5.25%, 07/01/28(f)(g)	3,120	2,149,724
Series D-4, 7.50%, 07/01/20	5,100	3,581,159
Series TT, 5.00%, 07/01/20(f)(g)	1,690	1,164,434
Series TT, 5.00%, 07/01/21	3,315	2,284,081
Series TT, 5.00%, 07/01/23(f)(g)	1,930	1,329,797
Series TT, 5.00%, 07/01/32(f)(g)	10,360	7,138,185
Series WW, 5.50%, 07/01/17(f)(g)	4,300	2,962,760
Series WW, 5.50%, 07/01/18(f)(g)	6,025	4,151,309
Series WW, 5.50%, 07/01/20(f)(g)	1,000	689,014
Series WW, 5.38%, 07/01/23(f)(g)	2,355	1,622,628
Series WW, 5.38%, 07/01/24(f)(g)	4,545	3,131,569
Series WW, 5.25%, 07/01/25(f)(g)	2,300	1,584,732
Series WW, 5.00%, 07/01/28.	6,105	4,206,430
Series WW, 5.25%, 07/01/33(f)(g)	2,725	1,877,563
Series WW, 5.50%, 07/01/38(f)(g)	3,980	2,742,276
Series XX, 5.25%, 07/01/26(f)(g)	2,385	1,643,298
Series XX, 5.25%, 07/01/27(f)(g)	2,630	1,812,107
Series XX, 5.25%, 07/01/35(f)(g)	1,310	902,608
Series XX, 5.75%, 07/01/36(f)(g)	1,825	1,257,451

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.25%, 07/01/40(f)(g)	$46,125	$31,780,771
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/21	7,185	4,950,566
Series AAA, 5.25%, 07/01/22	7,025	4,840,323
Series AAA, 5.25%, 07/01/24	1,575	1,085,197
Series AAA, 5.25%, 07/01/25	5,750	3,961,831
Series AAA, 5.25%, 07/01/28	4,870	3,355,498
Series AAA, 5.25%, 07/01/30	2,085	1,436,594
Series AAA, 5.25%, 07/01/31	5,720	3,941,160
Series BBB, 5.40%, 07/01/28	9,505	6,549,078
Series DDD, 5.00%, 07/01/20	1,810	1,247,115
Series UU, 1.16%, 07/01/17(c)	1,295	841,750
Series UU, 1.00%, 07/01/18(c)	1,165	757,250
Series UU, 1.00%, 07/01/20(c)	10,400	6,245,200
Series UU, 0.90%, 07/01/31(b)	12,285	7,377,143
Series V, 5.50%, 07/01/20	6,440	4,437,250
Series YY, 6.13%, 07/01/40	13,440	9,260,348
Series ZZ, 5.25%, 07/01/18	10,185	7,017,608
Series ZZ, 5.25%, 07/01/19	4,745	3,269,371
Series ZZ, 5.25%, 07/01/21	2,480	1,708,755
Series ZZ, 5.25%, 07/01/22	1,115	768,251
Series ZZ, 5.25%, 07/01/24	1,435	988,735
Series ZZ, 5.25%, 07/01/25	2,440	1,681,194
Series ZZ, 5.25%, 07/01/26	790	544,321
Puerto Rico Public Buildings Authority, Refunding RB
Series F, (GTD), 5.25%, 07/01/24(f)(g)	2,175	1,693,910
Series M-2, (GTD), 10.00%, 07/01/34(f)(g)	3,325	2,793,000
Series N, (GTD), 5.00%, 07/01/37(f)(g)	1,335	1,039,710
Series U, (GTD), 5.25%, 07/01/42	3,120	2,176,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/29(d)	3,745	2,972,744
Series A-1, Restructured, 0.00%, 07/01/31(d)	4,464	3,280,415
Series A-1, Restructured, 0.00%, 07/01/33(d)	6,377	4,281,773
Series A-1, Restructured, 0.00%, 07/01/51(d)	184,504	38,105,611
Series A-1, Restructured, 4.75%, 07/01/53	77,623	81,249,547
Series A-1, Restructured, 5.00%, 07/01/58	24,725	26,323,718
Series A-2, Restructured, 4.33%, 07/01/40	70,664	73,578,730
Series A-2, Restructured, 4.54%, 07/01/53	14,353	14,850,762
Series A-2, Restructured, 4.78%, 07/01/58	41,227	43,407,496
Series B-1, Restructured, 0.00%, 07/01/46(d)	18,521	5,290,338
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	155,908	44,491,466

		757,501,791

Rhode Island — 0.6%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
Series 70, (GNMA), 2.80%, 10/01/34	5,000	5,188,350
Series 70, (GNMA), 3.00%, 10/01/39	4,125	4,296,229
Series 70, (GNMA), 3.15%, 10/01/44	10,000	10,424,700
Series 70, (GNMA), 3.25%, 10/01/46	4,200	4,409,580
Series 71, 2.75%, 10/01/34	3,965	4,101,911
Series 71, 3.00%, 10/01/39	4,000	4,170,560
Series 71, 3.10%, 10/01/44	5,500	5,725,445

12

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	$5,000	$5,348,900
Series B, 4.50%, 06/01/45	5,000	5,234,900

		48,900,575

South Carolina — 2.1%
County of Dorchester South Carolina, SAB (a)
5.88%, 10/01/40	2,310	2,559,272
6.00%, 10/01/51	6,240	6,856,762
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	11,640,000
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	10,000	11,754,300
Series A, 5.00%, 05/01/43	5,000	5,863,200
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	10,000	11,145,700
Series C, (AGM), 6.45%, 01/01/50	10,950	17,625,886
Series E, 5.00%, 12/01/48	10,000	11,044,800
Series E, 5.50%, 12/01/53	5,000	5,598,550
Series F, (AGM), 5.74%, 01/01/30	5,000	6,398,900
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	10,000	11,305,100
Series B, 5.00%, 12/01/41	10,000	11,775,000
Series C, 5.00%, 12/01/46	10,000	11,286,400
Series D, 5.00%, 12/01/43	10,000	10,569,000
Series E, (AGM), 3.92%, 12/01/24	3,405	3,752,821
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,215	1,251,414
Series A, 1.85%, 01/01/27	1,040	1,071,876
Series A, 1.88%, 07/01/27	1,000	1,029,600
Series A, 2.40%, 07/01/32	1,195	1,229,225
Series A, 2.80%, 07/01/34	1,730	1,872,656
Series A, 3.00%, 07/01/39	3,345	3,578,314
Series A, 3.20%, 07/01/49	4,875	5,054,887
Series A, 4.00%, 07/01/50	5,000	5,696,450
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	1,020	1,086,300
Series B, 2.35%, 07/01/31	1,020	1,092,359
Series B, 2.45%, 07/01/32	1,025	1,103,525
Series B, 2.90%, 07/01/39	2,995	3,227,861
Series B, 3.10%, 07/01/49	6,520	6,753,546
Spartanburg Regional Health Services District, Refunding RB, Series A, 5.00%, 04/15/48	10,000	11,751,400

		184,975,104

Tennessee — 2.0%
Knox County Health Educational & Housing Facility Board, Refunding RB
5.00%, 04/01/23	1,000	1,095,190
5.00%, 04/01/25	1,000	1,159,870
5.00%, 04/01/27	1,400	1,695,778
5.00%, 04/01/28	1,000	1,206,440
Memphis-Shelby County Industrial Development Board, Refunding TA, Series C, 7.00%, 07/01/45	4,200	3,754,086

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.00%, 07/01/40	$5,000	$5,739,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series A, 5.00%, 07/01/46	5,000	5,724,400
Metropolitan Government of Nashville & Davidson County TN, Refunding GO, 5.00%, 07/01/26	10,000	12,515,400
Metropolitan Nashville Airport Authority, RB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,292,480
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,283,290
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,268,600
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,812,247
Series A, Subordinate, 5.00%, 07/01/37	2,000	2,520,280
Series A, Subordinate, 5.00%, 07/01/38	2,160	2,715,142
Series A, Subordinate, 5.00%, 07/01/39	1,430	1,793,149
Series A, Subordinate, 5.00%, 07/01/44	10,000	12,371,500
Series A, Subordinate, 4.00%, 07/01/49	10,000	11,123,300
Series A, Subordinate, 5.00%, 07/01/49	10,000	12,213,500
Series A, Subordinate, 4.00%, 07/01/54	5,000	5,548,450
Series A, Subordinate, 5.00%, 07/01/54	5,000	6,055,650
Tennessee Energy Acquisition Corp., RB, Series A, 4.00%, 05/01/48(c)	25,000	26,988,250
Tennessee Housing Development Agency, RB, S/F Housing
3.00%, 07/01/32	1,265	1,361,583
Series 1A, 2.05%, 07/01/35	4,025	3,953,395
Series 2C, 3.65%, 07/01/45	5,590	5,826,233
Tennessee Housing Development Agency, Refunding RB
2.65%, 07/01/32	1,480	1,544,987
3.00%, 07/01/39	10,825	11,293,723
3.10%, 07/01/41	9,730	10,175,731
Tennessee Housing Development Agency, Refunding RB, S/F Housing
2.65%, 07/01/34	2,440	2,523,692
2.90%, 07/01/39	5,510	5,767,482
3.05%, 07/01/44	4,920	5,172,986
3.10%, 07/01/49	7,865	8,241,812

		175,737,626

Texas — 6.5%
Arlington Higher Education Finance Corp., RB 6.25%, 08/15/24(a)	365	366,161
Series A, 7.13%, 03/01/44	1,250	1,343,462
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/30	25,000	34,544,750
City of Austin Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 11/15/23	5,000	5,655,350
AMT, 5.00%, 11/15/25	10,000	11,934,200
City of Houston Texas Airport System Revenue, RB
Series A, AMT, 6.50%, 07/15/30	1,000	1,017,010
Series A, AMT, 6.63%, 07/15/38	3,000	3,058,860
Series B-1, AMT, 5.00%, 07/15/35	7,400	7,566,944
City of Houston Texas Airport System Revenue, Refunding RB
Series D, 5.00%, 07/01/37	5,000	6,103,250
Series D, 5.00%, 07/01/38	5,000	6,088,450
Series A, AMT, Subordinate Lien, 5.00%, 07/01/23	10,000	10,766,000

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, CAB, Series A, (AGM), 0.00%, 12/01/28(d)(j)	$10,000	$9,253,300
City of San Antonio Texas, Refunding GO, 5.00%, 08/01/28	5,000	6,627,850
County of Harris Texas, Refunding RB, Series B, (AMBAC), 0.86%, 08/15/35(b)	10,250	9,133,498
Dallas Fort Worth International Airport, Refunding RB
Series C, 1.65%, 11/01/26	2,500	2,516,975
Series C, 2.92%, 11/01/50	5,560	5,518,689
AMT, 1.35%, 11/01/20(a)	60,000	60,046,800
Leander Independent School District, GO, CAB(d)(e)
Series C, (PSF-GTD), 0.00%, 08/15/37	5,000	2,497,050
Series C, (PSF-GTD), 0.00%, 08/15/38	5,000	2,358,700
Series C, (PSF-GTD), 0.00%, 08/15/42	25,000	9,415,250
Series C, (PSF-GTD), 0.00%, 08/15/43	20,000	7,131,000
Series C, (PSF-GTD), 0.00%, 08/15/45	25,000	7,903,250
Series C, (PSF-GTD), 0.00%, 08/15/49	15,000	3,698,400
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	20,000	20,911,200
New Hope Cultural Education Facilities Finance Corp., RB(a)
Series A, 5.00%, 08/15/39	1,210	1,266,858
Series A, 5.00%, 08/15/51	2,670	2,727,645
New Hope Cultural Education Facilities Finance Corp., Refunding RB(a)
Series A, 5.00%, 08/15/36	4,055	4,084,804
Series A, 5.00%, 08/15/46	4,055	4,072,234
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/36	5,000	6,043,200
Series B, 5.00%, 01/01/24	5,500	6,310,920
Series B, 5.00%, 01/01/25	5,000	5,924,200
Series B, 5.00%, 01/01/43	5,000	5,884,150
North Texas Tollway Authority, Refunding RB, CAB
Series D, (AGC), 0.00%, 01/01/28(d)	10,000	9,079,300
Series I, (AGC), 6.20%, 01/01/42(h)	10,000	12,066,200
Northwest Independent School District, Refunding GO, Series A, (PSF-GTD), 1.78%, 02/15/31	14,790	14,855,224
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	6,415	6,367,914
Red River Health Facilities Development Corp., RB, 5.63%, 12/15/22(f)(g)	2,570	1,700,225
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	6,000	7,298,880
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	5,000	5,892,250
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 2.70%, 09/01/34	4,955	5,336,535
Series A, (FHLMC, FNMA, GNMA), 2.84%, 09/01/47	12,509	13,200,104
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/23	10,000	10,593,800
5.00%, 12/15/24	10,000	10,590,900
5.00%, 12/15/25	10,000	10,585,600
5.00%, 12/15/26	5,000	5,289,600
5.00%, 12/15/28	5,000	5,283,250
5.00%, 12/15/29	5,000	5,280,150
5.00%, 12/15/30	5,000	5,276,500

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB (continued)
5.00%, 12/15/31	$5,000	$5,271,700
5.00%, 12/15/32	10,000	10,493,900
Texas Municipal Gas Acquisition and Supply Corp. I, RB
Series B, Senior Lien, 0.91%, 12/15/26(b)	20,835	20,563,395
Series D, Senior Lien, 6.25%, 12/15/26	22,855	27,024,666
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	25,000	28,821,250
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	6,753,623
Series A, 5.00%, 12/31/31	13,855	17,212,344
Series A, 5.00%, 12/31/32	7,000	8,629,460
Series A, 5.00%, 12/31/34	8,000	9,727,680
Series A, 5.00%, 12/31/35	7,000	8,467,410
Series A, 5.00%, 12/31/36	8,000	9,641,760
Town of Flower Mound Texas, SAB, 6.75%, 09/01/43	2,000	2,062,620
Waco Educational Finance Corp., Refunding RB, Series B, 2.84%, 03/01/40	12,000	12,047,040

		567,183,690

Utah — 0.5%
Salt Lake City Corp. Airport Revenue, RB
Series B, 5.00%, 07/01/47	10,000	11,795,500
Series A, AMT, 5.00%, 07/01/47	10,000	11,623,100
State of Utah, GO, 5.00%, 07/01/26	7,250	9,163,783
Utah Charter School Finance Authority, RB (a)
5.63%, 06/15/26	440	433,906
5.00%, 07/15/34	530	530,318
5.13%, 07/15/49	4,830	4,831,256
5.63%, 06/15/54	4,945	4,777,908
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,311,525
2.63%, 06/01/39	1,250	1,317,050

		45,784,346

Virginia — 3.0%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	1,050	1,039,416
Series A, 5.50%, 03/01/46	6,210	5,961,848
Cherry Hill Community Development Authority, SAB (a)
5.15%, 03/01/35	1,000	1,051,510
5.40%, 03/01/45	1,995	2,077,433
Chesapeake Bay Bridge & Tunnel District, RB
5.00%, 11/01/23	20,000	22,457,000
(AGM), 5.00%, 07/01/41	10,000	11,735,000
5.00%, 07/01/46	5,000	5,673,350
5.00%, 07/01/51	10,000	11,329,100
County of Fairfax Virginia, Refunding GO
Series A, 5.00%, 10/01/28	5,000	6,694,950
Series A, 5.00%, 10/01/29	5,000	6,842,100
Series A, 5.00%, 10/01/32	5,000	6,820,750
Series A, 5.00%, 10/01/33	5,000	6,777,300
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	998,390

14

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	$19,930	$22,212,384
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	128,061
5.00%, 07/01/48	365	368,362
Series A, 4.00%, 07/01/22	420	422,449
Series A, 5.00%, 07/01/47	1,985	1,991,074
Henrico County Economic Development Authority, Refunding RB
5.00%, 06/01/22	625	644,381
5.00%, 06/01/23	420	432,965
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	25,115	10,390,327
Lower Magnolia Green Community Development Authority, SAB (a)
5.00%, 03/01/35	2,880	2,934,835
5.00%, 03/01/45	2,955	2,948,972
Norfolk Airport Authority, RB, 5.00%, 07/01/43	2,700	3,240,324
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	16,145	16,710,075
University of Virginia, Refunding RB, 2.26%, 09/01/50	11,930	11,648,810
Virginia College Building Authority, RB
Series A, 5.00%, 02/01/28	10,000	13,135,400
Series B, 5.00%, 07/01/45(a)	1,265	1,270,035
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	5,361,200
Series A, 3.88%, 03/01/45	6,150	6,446,184
Series A, 3.75%, 03/01/48	5,000	5,352,600
Series B, 3.50%, 06/01/33	1,335	1,458,648
Series B, 3.63%, 06/01/38	3,730	4,035,338
Series B, 3.10%, 05/01/41	1,040	1,089,254
Series E, 2.30%, 12/01/30	1,000	1,036,960
Series E, 2.35%, 12/01/31	1,050	1,084,083
Series E, 2.45%, 12/01/32	1,305	1,347,739
Series E, 2.55%, 12/01/33	1,335	1,379,002
Series E, 2.65%, 12/01/34	1,270	1,314,386
Series E, 2.70%, 12/01/35	1,400	1,447,460
Series E, 2.75%, 12/01/36	1,435	1,483,661
Series E, 2.80%, 12/01/37	1,475	1,527,407
Series E, 2.90%, 12/01/38	1,510	1,571,396
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	5,614,950
AMT, 5.00%, 12/31/52	20,000	22,407,200
AMT, 5.00%, 12/31/56	20,000	22,379,600

		264,273,669

Washington — 0.7%
Central Puget Sound Regional Transit Authority, RB
Series S-1, 5.00%, 11/01/41	10,000	12,250,900
Series S-1, 5.00%, 11/01/46	15,000	23,861,850
Greater Wenatchee Regional Events Center Public Facilities Dist, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,265,102
King County Housing Authority, Refunding RB, 2.75%, 01/01/40	1,900	1,956,620
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,882,500

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 10 Tacoma, Refunding GO, 1.73%, 12/01/31	$4,525	$4,563,010
Seattle Housing Authority, Refunding RB, M/F Housing, 3.50%, 12/01/35	1,500	1,639,380
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/37	5,000	6,121,000
Series C, 5.00%, 10/01/44	5,000	5,679,850

		64,220,212

West Virginia — 0.5%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	12,140	12,879,812
West Virginia Hospital Finance Authority, Refunding RB
5.00%, 06/01/23	5,000	5,570,450
5.00%, 06/01/24	5,000	5,761,300
5.00%, 09/01/31	2,775	3,451,517
5.00%, 09/01/38	4,550	5,466,780
5.00%, 09/01/39	1,970	2,359,843
West Virginia Housing Development Fund, RB, S/F Housing, Series B, 3.95%, 11/01/34	6,530	6,939,235
West Virginia Housing Development Fund, Refunding RB, Series A, AMT, 3.70%, 11/01/29	1,280	1,357,670

		43,786,607

Wisconsin — 2.2%
Public Finance Authority, RB (a)
6.00%, 06/15/24	385	383,984
6.75%, 11/01/24	21,420	21,243,927
5.00%, 04/01/40	1,175	1,261,104
7.00%, 11/01/46	5,085	5,401,389
5.00%, 04/01/50	1,470	1,552,658
Series A, 7.55%, 12/01/30	1,780	1,826,992
Series A, 6.25%, 10/01/31	1,285	1,353,259
Series A, 7.00%, 10/01/47	1,285	1,321,751
Series A, 7.63%, 12/01/48	6,440	6,130,622
Series A-2, 5.00%, 01/01/24	2,365	2,369,943
Series B, 5.62%, 06/01/29	1,070	1,066,629
Public Finance Authority, Refunding RB 5.00%, 01/01/35	5,340	5,834,698
Series A, 5.00%, 10/01/34(a)	2,620	2,786,344
Series A, 5.00%, 10/01/39(a)	6,155	6,454,625
Series A, 5.00%, 10/01/44	10,000	11,904,600
Series B, 6.13%, 10/01/49(a)	8,530	8,142,141
AMT, 4.00%, 08/01/35	4,840	4,897,257
State of Wisconsin, GO, Series B, 5.00%, 05/01/39	5,000	6,195,250
State of Wisconsin, Refunding GO, Series 1, 5.00%, 11/01/24	10,000	11,931,900
State of Wisconsin, Refunding RB, Series A, 5.00%, 05/01/24	10,000	11,690,800
Wisconsin Health & Educational Facilities Authority, RB
Series B, 5.00%, 02/15/40	10,000	10,496,300
Series B, 5.00%, 02/15/42	10,000	11,254,000
Series B, 5.00%, 02/15/46	5,000	5,615,300
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	10,000	11,313,600
Series A, 5.00%, 11/15/35	10,000	11,964,100

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.00%, 11/01/39	$2,500	$2,620,800
Series A, 3.15%, 11/01/44	2,000	2,104,700
Series A, 3.38%, 05/01/57	2,730	2,893,855
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 2.69%, 07/01/47	16,776	17,924,639

		189,937,167

Total Municipal Bonds — 89.8% (Cost: $7,603,678,870)		7,805,179,915

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F Housing, Series A, 3.70%, 12/01/38	9,720	10,589,401

Arizona — 0.3%
City of Phoenix Civic Improvement Corp, RB, Series A, AMT, 5.00%, 07/01/47	10,000	11,638,600
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	11,787,200

		23,425,800

California — 2.7%
California Educational Facilities Authority, Refunding RB
5.00%, 09/01/45	10,490	12,348,090
5.00%, 10/01/46	10,000	11,882,599
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/43	10,000	11,403,799
Series A, 5.00%, 08/15/52	10,000	11,017,200
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	12,294,900
5.00%, 05/15/52	10,000	12,249,200
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	12,065,100
Chaffey Joint Union High School District, GO, Series C, 5.25%, 08/01/47	10,000	12,288,200
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	12,354,400
City of Los Angeles Department of Airports, RB
Series A, AMT, 5.00%, 05/15/45	10,000	11,368,898
Series A, AMT, 5.25%, 05/15/48	10,000	12,090,200
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 05/01/37(e)	10,000	10,797,800
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	12,380,900
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,528,400
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	11,955,200
Port of Los Angeles, Refunding RB, Series A, AMT, 5.00%, 08/01/44	10,000	11,223,300
San Marcos Unified School District, GO, Series C, 5.00%, 02/15/40(e)	10,000	11,614,398

Security	Par (000)	Value

California (continued)
State of California, GO, 5.00%, 04/01/43	$10,000	$11,041,000
Ventura County Public Financing Authority, Refunding RB(e)
Series A, 5.00%, 11/01/38	8,450	9,322,799
Series A, 5.00%, 11/01/43	8,530	9,412,426

		230,638,809

Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, S/F Housing, Series A, 3.85%, 05/15/45(l)	10,000	10,552,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	11,755,500

		22,307,500

District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	12,107,000
Series A, Sub-Lien, 5.00%, 10/01/44(e)	10,000	11,434,900
Metropolitan Washington Airports Authority, Refunding RB, AMT, 5.00%, 10/01/42	10,000	11,823,000

		35,364,900

Florida — 0.6%
East Central Regional Wastewater Treatment
Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	12,284,600
Florida Housing Finance Corp, RB, S/F Housing
(FHLMC, FNMA, GNMA), 3.70%, 07/01/38	8,960	9,845,324
(FHLMC, FNMA, GNMA), 3.80%, 07/01/43	8,917	9,732,862
Greater Orlando Aviation Authority, RB, Series A, AMT, 5.00%, 10/01/46	10,000	11,514,500
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	11,297,000

		54,674,286

Georgia — 1.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,597,200
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(l)	10,000	11,496,600
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(l)	10,000	11,682,100
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	10,000	11,650,900
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	10,699,797
Series B1, 3.65%, 06/01/44(l)	9,820	10,335,616
Georgia Housing & Finance Authority, Refunding RB, Series A-1, 3.80%, 12/01/40(l)	10,000	10,612,800

		90,075,013

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,760,500

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	11,625,600

16

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	$10,000	$12,408,800

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	10,000	10,879,500

Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,223,699
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	11,696,200
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/43(e)	10,000	11,283,599
Maryland Stadium Authority, RB, 5.00%, 05/01/47	10,000	11,942,200

		46,145,698

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,345,900
Massachusetts Development Finance Agency, RB, Series M-4, 5.00%, 07/01/44(e)	10,000	11,356,499
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, 3.30%, 12/01/59(l)	10,015	10,267,818

		32,970,217

Michigan — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	11,184,600
Michigan Finance Authority, Refunding RB, Series 2016, 5.00%, 12/01/45	10,000	11,645,200
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	11,046,800
Series A, 4.15%, 10/01/53(l)	20,000	22,073,400

		55,950,000

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46(e)	10,000	11,580,397

Missouri — 0.4%
Metropolitan St Louis Sewer District, RB, Series B, 5.00%, 05/01/43(e)	10,000	11,267,300
Metropolitan St Louis Sewer District, Refunding RB Series A, 5.00%, 05/01/47	10,000	12,285,800
Series B, 5.00%, 05/01/45	10,000	11,791,600

		35,344,700

Nebraska — 0.1%
Nebraska Investment Finance Authority, RB, S/F Housing, Series C, 3.75%, 09/01/38	5,580	6,564,552

New York — 2.0%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	10,000	11,169,845
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	11,498,700
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	11,325,900
New York City Housing Development Corp, RB, M/F Housing Series A-1, 3.95%, 11/15/44(l)	10,000	10,490,300
Series C-1-A, 4.00%, 11/01/53	10,000	10,666,600
Series C-1-A, 4.13%, 05/01/58(l)	10,000	10,793,100

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp, RB, M/F Housing (continued) Series G-1, 3.90%, 05/01/45(l)	$10,000	$10,440,400
Series J, 3.35%, 11/01/65	10,000	10,408,200
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	24,257,200
New York State Dormitory Authority, RB Series A, 5.00%, 03/15/39	10,000	11,347,498
Series A, 5.00%, 03/15/45	10,000	12,162,000
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,604,470
Port Authority of New York & New Jersey, Refunding RB, Series 194th, 5.00%, 10/15/41	10,000	11,625,899
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	12,015,100

		169,805,212

North Carolina — 0.7%
City of Charlotte North Carolina Airport Special Facilities Revenue, RB Series A, 5.00%, 07/01/42	10,000	12,071,100
Series A, 5.00%, 07/01/47	10,000	11,934,900
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55(e)	10,000	12,342,602
North Carolina Housing Finance Agency, RB, S/F Housing Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	9,420	10,316,346
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	9,340	10,060,513

		56,725,461

Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	12,135,400

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, Series C, 5.00%, 01/01/47	10,000	11,949,600

Oregon — 0.3%
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,944,100
University of Oregon, RB, Series A, 5.00%, 04/01/48.	10,000	12,139,800

		24,083,900

Pennsylvania — 0.9%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,235,400
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	11,715,100
Pennsylvania Housing Finance Agency, RB, S/F Housing Series 125B, 3.65%, 10/01/42(l)	20,000	21,460,400
Series 127B, 3.55%, 10/01/33	10,000	10,740,300
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42	20,000	22,731,400

		77,882,600

Tennessee — 0.5%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/47(e)	10,000	10,574,500

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing 3.85%, 07/01/43	$9,860	$10,709,449
3.95%, 01/01/49	9,880	10,704,822
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	9,700	10,558,501

		42,547,272

Texas — 0.8%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,585,600
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/48	10,000	10,927,900
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	11,886,100
Midlothian Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	10,000	12,201,200
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52(e)	10,000	10,711,400
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	12,397,300

		69,709,500

Utah — 0.1%
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/38(e)	10,000	12,237,800

Virginia — 0.8%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	12,437,200
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	11,339,000
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	12,336,000
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,746,400
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	10,884,900
Series D, 4.00%, 10/01/53	10,000	10,896,198

		69,639,698

Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	10,000	15,907,900
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	11,271,600
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	12,148,400
State of Washington, GO
Series A, 5.00%, 08/01/38	10,000	11,194,498
Series B, 5.00%, 02/01/33	10,000	11,869,500
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	10,000	11,455,998
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,177,800

		85,025,696

Security	Par (000)	Value

Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/21(e)	$10,000	$10,574,300
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	10,000	10,775,698

		21,349,998

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.6% (Cost: $1,255,583,833)		1,355,397,810

Total Long-Term Investments — 106.4% (Cost: $8,949,492,891)		9,249,387,266

	Shares

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(m)(n)	165,613,259	165,646,382

Total Short-Term Securities — 1.9% (Cost: $165,634,558)		165,646,382

Total Investments — 108.3% (Cost: $9,115,127,449)		9,415,033,648

Other Assets Less Liabilities — 1.1%		99,296,203

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4)%		(821,301,572)

Net Assets — 100.0%		$8,693,028,279

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Variable rate security. Rate shown is the rate in effect as of period end.

(c) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d) Zero-coupon bond.
(e) U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f) Issuer filed for bankruptcy and/or is in default.
(g) Non-income producing security.
(h) Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i) When-issued security.
(j) Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k) Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(l) All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $83,822,275.

(m) Affiliate of the Fund.
(n) Annualized 7-day yield as of period end.

18

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds,
MuniCash, Institutional Class	$368,379,391	$—	$(202,704,056	)(a)	$31,581	$(60,534)	$165,646,382	165,613,259	$13,179	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year US Treasury Notes.	11,932	12/21/20	$1,661,531	$(2,855,190)
Long U.S. Treasury Bond	3,932	12/21/20	690,926	2,193,135

				$(662,055)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$88,809,541	$—	$88,809,541
Municipal Bonds	—	7,805,179,915	—	7,805,179,915
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,355,397,810	—	1,355,397,810

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$165,646,382	$—	$—	$165,646,382

	$165,646,382	$9,249,387,266	$—	$9,415,033,648

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,193,135	$—	$—	$2,193,135
Liabilities
Interest Rate Contracts	(2,855,190)	—	—	(2,855,190)

	$(662,055)	$—	$—	$(662,055)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $821,021,645 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CFC	Cooperative Finance Corp.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

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